Share Capital	12 Months Ended
Mar. 31, 2026
Share Capital [Abstarct]
Share Capital
9.	Share Capital

(a)	Authorized – Unlimited number of common shares without par value.

(b)	Issued share capital

The Company had 84,335,286 common shares issued and outstanding as at March 31, 2026 and 61,335,286 common shares issued and outstanding as at March 31, 2025.

On July 13, 2026, the Company completed a 6.5:1 share consolidation (Note 14).

Fiscal 2026

i)	On May 7, 2025, the Company issued 2,500,000 common shares pursuant the Pontax West Lithium property option agreement. The cost of $37,500 for the share issuance which had been accrued at March 31, 2025 (Note 6(l));
ii)	On Sept 8, 2025, the Company issued 4,500,000 common shares upon the vesting and settlement of restricted share units;
iii)	On December 11, 2025, the Company closed a non-brokered private placement and issued 3,000,000 Quebec flow- through shares (“QFT share”) priced at $0.05 per QFT share for gross proceeds of $150,000. The Company recognized a liability for flow-through shares of $15,000 (Note 13). The Company paid finder fees of $9,000;
iv)	On January 22, 2026, the Company closed a first tranche of its non-brokered private placement and issued 3,000,000 units at a price of $0.05 per unit, with each unit consisting of one common share and one common share purchase warrant for gross proceeds of $150,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $0.25 per share for a period of one year from the issue date. The share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 2.53%, volatility factor of 190.61% and an expected life of one year;

v)	On February 3, 2026, the Company closed its non-brokered private placement. As part of the closing, the Company issued 6,500,000 units at a price of $0.05 per unit and one common share purchase warrant for gross proceeds of $325,000. Each share purchase warrant entitles the holder to purchase one common share at a price of $0.25 per share for a period of one year from the issue date; The share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 2.52%, volatility factor of 188.44% and an expected life of one year; and

vi)	On February 3, 2026, the Company issued 1,250,000 common shares pursuant the Rose East Lithium property option agreement (Note 6(n)) and issued 2,250,000 common shares pursuant the Lac Coulombre property option agreement (Note 6(i)).

Fiscal 2025

i)	On April 18, 2024, the Company closed a non-brokered private placement consisting of 1,739,130 Quebec flow- through shares (“QFT share”) priced at $0.23 per QFT share for gross proceeds of $400,000. The Company recognized a liability for flow-through shares of $86,957 (Note 13) also paid finder’s fees of $24,000; and

ii)	On October 18, 2024, the Company closed its non-brokered private placement and issued 8,750,000 QFT shares at a price of $0.08 per QFT share for gross proceeds of $700,000. The Company recognized a liability for flow-through shares of $131,250 (Note 13) and also paid finders’ fees of $42,000.

Fiscal 2024

i)	On April 3, 2023, the Company issued 1,500,000 common shares value at $975,000, pursuant to the Rose East Lithium property option agreement and 83,333 common shares valued at $54,166, pursuant to the Trix Lithium property option agreement;

ii)	On April 5, 2023, the Company issued 1,300,000 common shares valued at $884,000, pursuant to the Rose West Lithium property option agreement to acquire a 100% interest in the property (see Note 6(b));

iii)	On May 26, 2023, the Company issued 550,000 RSUs valued at $324,500 to the directors, officers, and consultants of the Company;

iv)	On June 9, 2023, the Company closed a non-brokered private placement consisting of 1,338,461 Quebec flow-through shares (“QFT share”) priced at $0.65 per QFT share and 573,770 National flow through shares (“NFT share”) priced at $0.61 per NFT share for aggregate gross proceeds of $1,220,000. The Company recognized a liability for flow-through shares of $91,783 (Note 13). The Company also paid finder’s fees of $73,200;

v)	On September 22, 2023, the Company issued 175,000 common shares value at $82,250, pursuant to the Cosgrave Lithium property option agreement as well as issued 875,000 RSUs valued at $406,875 to the director, officers, and consultants of the Company (Note 6(d)); and

vi)	On November 21, 2023, the Company closed a non-brokered private placement consisting of 675,000 common shares priced at $0.40 per share for aggregate gross proceeds of $270,000 and 1,855,554 Quebec flow-through units (“QFT unit”) priced at $0.45 per QFT unit for gross proceeds of $835,000. Each flow-through unit consists of one flow-through share and one-half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share at a price of $0.65 per share for a period of two years from the issue date. The QFTshare purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 4.39% and 4.57%, volatility factor of 116.96% and an expected life of two years. The Company recognized a liability for flow-through shares of $92,778 (Note 13). The Company also paid finder’s fees of $48,000.

(c)	Stock Options

The Company has a shareholder approved “rolling” stock option plan (the “Plan”) in compliance with the Canadian Securities Exchange’s (“CSE”) policies. Under the Plan, the maximum number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the discounted market price of the Company’s stock at the date of grant. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not, within a twelve-month period, exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed, within a twelve-month period, two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

The continuity for stock options for the years ended March 31, 2026, 2025 and 2024 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04
Granted	2,000,000	$0.59
Balance, fully vested and exercisable at March 31, 2024	3,560,526	$0.79
Granted	1,200,000	$0.18
Balance, fully vested and exercisable at March 31, 2025	4,760,526	$0.63
Expired unexercised	(1,036,842)	$0.97
Balance, fully vested and exercisable at March 31, 2026	3,723,684	$0.54

As at March 31, 2026, the following stock options were outstanding:

Expiry Date		Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
April 26, 2026	(1)	1,200,000	1,200,000	$0.18	0.07
May 14, 2026	(1)	223,684	223,684	$1.33	0.12
July 13, 2026	(1)	236,842	236,842	$0.95	0.28
January 6, 2027		63,158	63,158	$1.33	0.77
June 4, 2028		2,000,000	2,000,000	$0.59	2.18
		3,723,684	3,723,684	$0.54	1.24

(1)	Subsequently expired unexercised

(d)	Share Purchase Warrants

The continuity for share purchase warrants for the years ended March 31, 2026, 2025 and 2024 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2023	2,349,429	$1.69
Issued	927,778	$0.65
Expired	(1,895,670)	$1.69
Balance, March 31, 2024	1,381,537	$1.00
Expired	(453,759)	$1.71
Balance, March 31, 2025	927,778	$0.65
Issued	9,500,000	$0.25
Expired	(927,778)	$0.65
Balance, March 31, 2026	9,500,000	$0.25

As at March 31, 2026, the Company had the following warrants outstanding:

Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
January 21, 2027	$0.25	3,000,000	0.81
February 2, 2027	$0.25	6,500,000	0.84
	$0.25	9,500,000	0.83

(e)	Restricted share units

The Company has a shareholder approved “10% rolling” restricted share unit plan (the “RSU Plan”) in compliance with the CSE’s policies. Under the RSU Plan, the maximum number of RSU’s reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting.

Fiscal 2026

During the year ended March 31, 2026, the Company granted 4,500,000 restricted share units to officers, directors and consultants of the Company. On September 8, 2025, the Company issued 4,500,000 common shares upon the vesting and settlement of restricted share units granted on May 8, 2025. The Company recorded $90,000 of share-based payments on the granted RSU’s during the year ended March 31, 2026.

Fiscal 2025

No restricted share units were granted by the Company during the year ended March 31, 2025.

Fiscal 2024

During the year ended March 31, 2024, the Company granted 1,425,000 restricted share units to officers, directors and consultants of the Company. The restricted share units vest immediately and are subject to a four month hold period from the date of grant. The Company recorded $731,375 of share-based payments on the granted RSU’s during the year ended March 31, 2024.

The continuity for restricted share units for the years ended March 31, 2026, 2025 and 2024 is as follows:

RSU’s outstanding
Balance, March 31, 2023	-
Granted	1,425,000
Vested and issued	(1,425,000)
Balance, March 31, 2024 and March 31, 2025	-
Granted	4,500,000
Vested and issued	(4,500,000)
Balance, March 31, 2026	-

(f)	Share-Based Payments Reserve

The share-based payment reserve records items recognized as stock-based compensation expense and other share-based payments. At the time that the stock options are exercised, the corresponding amount will be transferred to share capital.

The fair value of each option granted to directors, officers and consultants was estimated on the date of grant using the Black-Scholes option-pricing model.

Fiscal 2026

On May 8, 2025, the Company granted 4,500,000 RSU’s to directors, officers and consultants. The RSU vested and were issued on September 8, 2025. The fair value of the RSU’s was $90,000 and calculated by multiplying the Company’s share price at grant date by the number of RSU’s granted.

Fiscal 2025

On April 26, 2024, the Company granted 1,200,000 incentive stock options to directors, officers and consultants and all of which vested at the date of grant. The options are exercisable at $0.18 per share, expiring on April 26, 2026. The fair value of these options was $131,314 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 4.33%, volatility factor of 129.06% and an expected life of two years.

Fiscal 2024

On May 26, 2023, the Company granted 550,000 RSU’s to directors, officers and consultants and all of these were vested and issued on the grant date. The fair value of the RSU’s was $324,500 and calculated by multiplying the Company’s share price at grant date by the number of RSU’s granted.

On June 5, 2023, the Company granted 2,000,000 incentive stock options to directors, officers and consultants and all of which vested at the date of grant. The options are exercisable at $0.59 per share, expiring on June 4, 2028. The fair value of these options was $1,055,070 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 3.52%, volatility factor of 156.61% and an expected life of five years.